TRADE RECEIVABLES (Details) ₫ in Millions	Jun. 30, 2024 VND (₫)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 VND (₫)		Dec. 31, 2023 USD ($)	Dec. 31, 2022 VND (₫)
TRADE RECEIVABLES
Receivables from sale of finished goods and merchandises (i)						₫ 538,697
Receivables from disposal of assets and raw materials						76,341
Others						37,884
TOTAL	₫ 1,050,856	$ 43,316,406	₫ 469,918	[1]		652,922
As previously reported
TRADE RECEIVABLES
Receivables from sale of finished goods and merchandises (i)			329,952		$ 13,825,191
Receivables from disposal of assets and raw materials			61,333		2,569,890
Others			73,241		3,068,843
TOTAL			₫ 464,526		$ 19,463,924	₫ 652,922

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as business combination under common control (Note 2.2).